Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	¥ 9,529,587	¥ 8,392,843	¥ 6,388,535
Other Services
Disaggregation of Revenue [Line Items]
Revenue	85,608	164,884	58,227
Other Services | Loan facilitation and servicing fees
Disaggregation of Revenue [Line Items]
Revenue	¥ 267,000	350,000	252,000
Other Services | Revenue from subscription services
Disaggregation of Revenue [Line Items]
Revenue		¥ 133,000	¥ 82,300